Income Taxes (Components of Income Tax Expense (Benefit)) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Federal:
Current	$ (687)	$ 584	$ 3,258
Deferred	1,039	1,656	277
Total federal income tax	352	2,240	3,535
State and local:
Current	(6)	603	513
Deferred	263	144	473
Total state and local income tax	257	747	986
Foreign:
Current	413	605	539
Deferred	(57)	(99)	(140)
Total foreign income tax	356	506	399
Total	$ 965	$ 3,493	$ 4,920